Insurance Contracts - Summary of Net Liabilities of Insurance Contracts (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Insurance contracts	¥ 2,548,383	¥ 2,212,398
Long-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Insurance contracts	2,517,492	2,186,671
Short-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Claims and claim adjustment expenses	18,259	14,665
Unearned premiums	12,632	11,062	¥ 11,762
Gross [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Insurance contracts	2,552,736	2,216,031
Gross [member] | Long-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Insurance contracts	2,521,331	2,189,794	1,999,066
Gross [member] | Short-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Claims and claim adjustment expenses	18,404	14,805	13,778
Unearned premiums	13,001	11,432	12,289
Ceded [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Insurance contracts	(4,353)	(3,633)
Ceded [member] | Long-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Insurance contracts	(3,839)	(3,123)
Ceded [member] | Short-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Claims and claim adjustment expenses	(145)	(140)
Unearned premiums	¥ (369)	¥ (370)	¥ (527)